FINANCIAL INSTRUMENTS - Financial instruments per category (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS
Financial assets	R$ 4,357,884	R$ 4,834,178
Financial liabilities	19,838,551	18,184,601
Financial income (expenses) from assets	597,027	372,602
Financial income (expenses) from liabilities	(2,295,734)	(1,881,816)
Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	14,612,934	13,138,823
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	2,902,417	2,911,044
Related parties
FINANCIAL INSTRUMENTS
Financial liabilities	22,855
Obligations with FIDC (current liabilities)
FINANCIAL INSTRUMENTS
Financial liabilities	944,513
Obligation with FIDC
FINANCIAL INSTRUMENTS
Financial liabilities	987,406	1,018,501
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	797,082	666,858
Obligations with FIDC (non-current liabilities)
FINANCIAL INSTRUMENTS
Financial liabilities	42,893
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	514,886	449,375
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	971
Financial liability at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial liabilities	971
Financial income (expenses) from liabilities	(1,632)	(20,636)
Financial liability at fair value through profit or loss | Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	971
Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	19,837,580	18,184,601
Financial income (expenses) from liabilities	(2,294,102)	(1,861,180)
Financial liabilities at amortized cost | Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	14,612,934	13,138,823
Financial liabilities at amortized cost | Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	2,902,417	2,911,044
Financial liabilities at amortized cost | Related parties
FINANCIAL INSTRUMENTS
Financial liabilities	22,855
Financial liabilities at amortized cost | Obligations with FIDC (current liabilities)
FINANCIAL INSTRUMENTS
Financial liabilities	944,513
Financial liabilities at amortized cost | Obligation with FIDC
FINANCIAL INSTRUMENTS
Financial liabilities		1,018,501
Financial liabilities at amortized cost | Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	797,082	666,858
Financial liabilities at amortized cost | Obligations with FIDC (non-current liabilities)
FINANCIAL INSTRUMENTS
Financial liabilities	42,893
Financial liabilities at amortized cost | Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	514,886	449,375
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	3,041,143	3,652,949
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets		2,846
Related parties
FINANCIAL INSTRUMENTS
Financial assets	134,354	95,445
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	591,523	618,769
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	590,864	464,169
Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	1,256,741	1,178,383
Financial income (expenses) from assets	487,631	279,843
Financial asset at amortised cost | Related parties
FINANCIAL INSTRUMENTS
Financial assets	134,354	95,445
Financial asset at amortised cost | Other current assets
FINANCIAL INSTRUMENTS
Financial assets	591,523	618,769
Financial asset at amortised cost | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	530,864	464,169
Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets	3,101,143	3,652,949
Financial income (expenses) from assets	109,396	92,759
Financial asset at fair value through profit or loss | Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	3,041,143	3,652,949
Financial asset at fair value through profit or loss | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	R$ 60,000
Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS
Financial assets		2,846
Financial assets at fair value through other comprehensive income | Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets		R$ 2,846